Taxes on Income	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 18 - Taxes on Income

Note 18 - Taxes on Income

A. Taxation of companies in Israel

1. Income tax rates

Presented hereunder are the tax rates relevant to the Company in the years 2015–2018 and after:

2015 – 26.5%

2016 – 25%

2017 – 24%

2018 and after 23%

On December 22, 2016 the Israeli plenary Knesset passed the Economic Efficiency Law (Legislative Amendments for Achieving the Budget Targets for 2017 and 2018), 2016, which provides, among other things, for a reduction of the Companies Tax rate from 25% to 23% in two steps – the first step to the rate of 24% commencing from 2017 and the second step to the rate of 23% commencing from 2018 and thereafter, along with reduction of the tax rate applicable to “Preferred Enterprises” (see A.2.b below) regarding factories in the peripheral suburban areas, from 9% to 7.5%, as part of amendment of the Law for Encouragement of Capital Investments.

The current taxes for the periods reported are calculated in accordance with the tax rates shown in the table above.

2. Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (hereinafter – the Encouragement Law)

a) Beneficiary Enterprises

The production facilities of some of the Company’s subsidiaries in Israel (hereinafter – the Subsidiaries) have received “Beneficiary Enterprise” status under the Encouragement law, as worded after Amendment No. 60 to the Law published in April 2005.

The benefits granted to the company are mainly:

1) Reduced tax rates

Regarding the “tax exemption” track, the Company chose 2005 as the election year, whereas regarding the “Ireland” track, which is subject to tax at the rate of 11.5%, the Company chose 2008 as the election year. 2012 was also elected though tax benefit on this election do not get into force due to reduction of turnover compared to the 3 year average turnover prior to that  year. The benefits deriving from a “Beneficiary Enterprise” under the "tax exemption" track ended in 2014 while the benefits deriving from the "Ireland" track ended in 2017.

A company having a “Beneficiary Enterprise” that distributes a dividend out of exempt income, will be subject to companies tax in the year in which the dividend was distributed on the amount distributed (including the amount of the companies tax applicable due to the distribution) at the tax rate applicable under the Encouragement Law in the year in which the income was produced, had it not been exempt from tax.

Note 18 - Taxes on Income (cont’d)

A. Taxation of companies in Israel (cont’d)

2. Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (cont’d)

1) Reduced tax rates (cont’d)

The temporary difference related to distribution of a dividend from exempt income as at December 31, 2017, in respect of which deferred taxes were not recognized, is in the amount of $702 million.

The part of the taxable income entitled to benefits at reduced tax rates is calculated on the basis of the ratio of the turnover of the “Benefited Enterprise” to the Company’s total turnover. The turnover attributed to the “Benefited Enterprise” is generally calculated according to the increase in the turnover compared to a “base” turnover, which is the average turnover in the three years prior to the year of election of the “Benefited Enterprise”.

2) Accelerated depreciation

In respect of buildings, machinery and equipment used by the Approved Enterprise, the Company is entitled to claim accelerated depreciation as provided by law, including the Income Tax Regulations – Adjustments for Inflation (Depreciation Rates), 1986, commencing from the year each asset is placed in service.

b) Preferred Enterprises

On December 29, 2010, the Israeli Knesset approved the Economic Policy Law for 2011‑2012, whereby the Encouragement law, was amended (hereinafter – the Amendment). The Amendment is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued by a Preferred Enterprise, as defined in the  Amendment, in 2011 and thereafter.

The Amendment does not apply to an Industrial Enterprise that is a mine, other facility for production of minerals or a facility for exploration of fuel. Therefore, ICL plants that are defined as mining plants and mineral producers will not be able to take advantage of the tax rates included as part of the Amendment. In addition, on August 5, 2013, the Law for Change in the Order of National Priorities, 2013, was passed by the Knesset, which provides that the tax rate applicable to a Preferred Enterprise in Development Area A will be 9% whereas the tax applicable to companies in the rest of Israel will be 16%. Pursuant to the amendment to the Encouragement law that was approved as part of the Economic Efficiency Law (Legislative Amendments for Achieving the Budget Targets for 2017 and 2018), 2016 ,the tax rate applicable to enterprises in the suburban areas was reduced from 9% to 7.5%. The Company has Preferred Enterprises at the tax rate of 7.5%.

Note 18 - Taxes on Income (cont’d)

2. Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (cont’d)

b) Preferred Enterprises (cont’d)

On November 30, 2015, the Economic Efficiency Law was passed by the Knesset, which expanded the exception to all of an Enterprise’s activities up to the time of the first marketable product (for additional details – see Section 4 below). Nonetheless, tax benefits to which a Benefited Plant is entitled will not be cancelled in respect of investments up to December 31, 2012. Therefore, those plants will be able to utilize the tax benefits in respect of qualifying investments made up to December 31, 2012, in accordance with the provisions of the old law.It is further provided in the Amendment that tax will not apply to a dividend distributed out of preferred income to a shareholder that is an Israeli‑resident company. A dividend distributed out of preferred income to a shareholder that is an individual or a foreign resident is subject to tax at the rate of 20%, unless a lower tax rate applies under a relevant treaty for prevention of double taxation.

3. The Law for the Encouragement of Industry (Taxation), 1969

a) Some of the Company’s Israeli subsidiaries are “Industrial Enterprise”, as defined in the above‑mentioned law.

b) The Industrial Enterprises owned by some of the Company's Israeli subsidiaries have a common line of production and, therefore, they file, together with the Company, a consolidated tax return in accordance with Section 23 of the Law for the Encouragement of Industry. Accordingly, each of the said companies is entitled to offset its tax losses against the taxable income of the other companies.

4. The Law for Taxation of Profits from Natural Resources

On November 30, 2015, the Knesset passed the Law for Taxation of Profits from Natural Resources (hereinafter – the Law), which entered into effect on January 1, 2016, except with respect to DSW, regarding which the effective date is January 1, 2017. The highlights of the Law are set forth below:

The total tax on natural resources in Israel will include three tax elements: royalties, Natural Resources Tax and Companies income Tax.

Royalties:

The rate of the royalties in connection with resources produced from the quarries, in accordance with the Mines Ordinance will be 5% (with respect to production of the phosphates, the royalty rate will be 5% of the value of the quantity produced – instead of 2%). Pursuant to the salt harvesting agreement signed with the Government on July 8, 2012, the parties agreed, inter‑alia, to an increase in the rate of the royalties from 5% to 10% of the sales, for every quantity of potash chloride sold by the Company in a given year, in excess of a quantity of 1.5 million tons.

Note 18 - Taxes on Income (cont'd)

  Taxation of companies in Israel (cont'd)

4. The Law for Taxation of Profits from Natural Resources (cont’d)

As part of the agreement, it was provided that if a law is enacted that changes the specific fiscal policy with reference to profits or royalties deriving from quarrying from the Dead Sea, the Company's consent to the increase of the rate of the royalties, as stated, will not apply. The Law entered into effect on January 1, 2016. For additional details – see Note 21C.

Imposition of Natural Resources Tax:

The tax base, which will be calculated for every mineral separately, is the mineral’s operating income in accordance with the accounting statement of income, to which certain adjustments will be made, less financing expenses at the rate of 5% of the mineral’s average working capital, and less an amount that reflects a yield of 14% on the property, plant and equipment used for production and sale of the quarried material (hereinafter – the Yield on the Property, Plant and Equipment). On the tax base, as stated, a progressive tax will be imposed at a rate to be determined based on the Yield on the Property, Plant and Equipment in that year. For the Yield on the Property, Plant and Equipment between 14% and 20%, Natural Resources Tax will be imposed at the rate of 25%, while the yield in excess of 20% will be subject to Natural Resources Tax at the rate of 42%. In years in which the Natural Resources Tax base is negative, the negative amount will be carried forward from year to year and will constitute a tax shield in the succeeding tax year. The above computations, including the right to use prior years’ losses, are made separately, without taking into account setoffs, for each natural resource production and sale activity.

Limitations on the Natural Resources Tax – the Natural Resources Tax will only apply to profits deriving from the actual production and sale of each of the following resources: potash, bromine, magnesium and phosphates, and not to the profits deriving from the downstream industrial activities. Calculation of the Natural Resources Tax will be made separately for every mineral. Nonetheless, regarding Magnesium, it was provided that commencing from 2017,upon sale of carnalite by DSW to Magnesium and reacquisition of a Sylvanite by‑product by DSW, Magnesium will charge DSW $100 per ton of potash which is produced from the Sylvanite (linked to the CPI).

A mechanism was provided for determination of the market price with respect to transactions in natural resources executed between related parties in Israel, as well as a mechanism for calculation of the manner for allocation of the expenses between the production and sale of the natural resource, on the one hand, and the downstream activities, on the other hand.

Regarding the bromine resource, the Natural Resources Tax will apply in the same manner in which it applies to the other natural resources, except with respect to the manner of determining the transfer price in sales made to related parties in and outside of Israel.

Note 18 - Taxes on Income (cont'd)

  Taxation of companies in Israel (cont'd)

4. The Law for Taxation of Profits from Natural Resources (cont’d)

For purposes of calculating the total revenues from bromine sold to related parties for purposes of downstream manufacturing activities in every tax year, a calculation method will be employed (Netback) whereby the price will be determined based on the higher of the following:

1) The price for a unit of bromine (ton) provided in the transaction;

2) The normative price of a unit of bromine. The normative price of a unit of bromine is the total sales of the downstream products produced less the operating expenses attributable to the downstream activities, without the acquisition cost of the bromine, and less an amount equal to 12% of the total revenues of the downstream products produced as part of the downstream activities, where the result is divided by the number of bromine units used to produce the downstream products sold.

Regarding the phosphate resource, for purposes of calculating the total revenues from phosphate sold to related parties for purposes of downstream manufacturing activities in every tax year, a calculation method will be employed (Netback) whereby the price will be determined based on the higher of the following:

1) The price for a unit of phosphate (ton) provided in the transaction;

2) The normative price of a unit of phosphate. The “normative price” of a unit of phosphate is the total sales of the downstream products produced less the operating expenses attributable to the downstream activities, without the acquisition cost of the phosphate rock, and less an amount equal to 12% of the total revenues of the downstream products produced as part of the downstream activities, where the result is divided by the number of phosphate units used to produce the downstream products sold.

3) The production and operating costs attributable to a unit of phosphate.

Companies Tax:

The Law for Encouragement of Capital Investments was revised such that the definition of a “Plant for Production of Quarries” will include all the plant’s activities up to production of the first marketable natural resource, of potash, bromine, magnesium and phosphates. Accordingly, activities involved with production of the resource will not be entitled to tax benefits under the Law, whereas activities relating to downstream products, such as bromine compounds, acids and fertilizers, will not constitute a base for calculating the Excess Profits Tax and will not be excepted from inclusion in the Law.

The Natural Resource Tax will be deductible from the Company's taxable income and the Company will pay the Companies Tax on the balance as is customary in Israel.

Note 18 - Taxes on Income (cont'd)

B. Taxation of non-Israeli subsidiaries

Subsidiaries incorporated outside of Israel are assessed for tax under the tax laws in their countries of residence. The principal tax rates applicable to the major subsidiaries outside Israel are as follows:

Country	Tax rate	Note
United States	40%	(1)
Brazil	34%
Germany	29%
Netherlands	25%
Spain	25%
China	25%
United Kingdom	19%	(2)
                          On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (hereinafter - the Tax Act). The Tax Act significantly revises the future ongoing U.S. federal corporate income tax by, among other things, lowering U.S. corporate income tax rates and implementing a territorial tax system. The lower corporate income tax rates is effective as of January 1, 2018.

Based on the Tax Act provisions, the Company’s deferred tax assets and liabilities were re‑measured to incorporate the lower Federal corporate tax rate of 21% into its tax provision. As a result, as part of the financial statements for 2017, the Company reduced the balances of the assets and liabilities for deferred taxes, in the net amount of about $13 million, against deferred tax income.

As part of the transition to the new territorial tax system, the Tax Act imposes a one-time repatriation tax on deemed repatriation of historical earnings and profits (hereinafter - E&P) of foreign subsidiaries. Based on the Company’s estimation relating E&P, as at December 31, 2017, no additional provision is required. In addition, the Tax Act establishes new tax laws that could affect ICL in future fiscal years, including, creation of the base erosion anti-abuse tax (BEAT), a new minimum tax. The Company has estimated that the impact of the new minimum tax on future tax results is immaterial.

The new Tax Act is comprehensive and complex and might lead to future circulars and interpretations which may impact the Company’s estimations. Based on the Company’s estimation, the provisions in the financial statements, as at December 31, 2017, are in accordance with the Tax Act and represent its best estimate.

                    The tax rate in the UK was reduced to 19% effective from April 1, 2017 and 17% commencing from April 1, 2020.

Note 18 - Taxes on Income (cont'd)

C. Carried forward tax losses

As at December 31, 2017, the balances of the carryforward tax losses of subsidiaries for which deferred taxes were recorded, amount to about $308 million (December 31, 2016 – about $454 million).

The balances of the carryforward tax losses to future years of subsidiaries for which deferred taxes were not recorded, is about $322 million (December 31, 2016 – about $409 million).

As at the date of the report, the capital losses for tax purposes available for carryforward to future years for which deferred taxes were not recorded, amount to about $159 million (December 31, 2016 – about $174 million).

D. Tax assessments

1) The Company and the companies consolidated with it for Israeli tax purposes along with most of the other companies in Israel have received final tax assessments up to and including the 2011 tax year. The main subsidiaries outside of Israel have final tax assessments up to and including the 2010, 2011 and 2012 tax years.

2) In June 2017, the Company received an assessment from the Israeli Tax Authority (ITA) whereby the Company is required to pay tax in addition to the amount it already paid in respect of the 2012‑2014 tax years, in the amount of about $50 million. The Company disputes the assessment and in September 2017, the Company filed an objection to ITA. In the Company’s estimation, as at the date of the report, the Company has a sufficient provision in its books, in an immaterial amount.

3) In January 2018, the Appeals Court for Tax matters in Belgium accepted an appeal filed by a subsidiary of ICL regarding allowance of certain expenses for deduction in prior periods. As a result, as part of the financial statements for 2017, the Company cancelled a provision, in the amount of about $28 million – about $25 million against “tax income” and about $3 million against “financing income” in the statement of income.

E. Uncertain Tax Position

The measurement of the estimated Tax provisions as at December 31, 2017, requires judgment of certain tax positions, which might result in additional tax payments demanded by the Tax authorities in future periods. A provision will be recorded only when the Company estimates that the chances of its positions to be accepted are lower than the chances they will be rejected. According to the Company’s estimation, the total potential tax exposure, for which no provision was recorded, amounts to about $150 million. In addition, it is possible that the tax authorities will come with additional tax positions that are not known to the Company at this stage.  Below are the Company’s main tax positions which compose the above estimated amount:

  The tax provisions for the years 2015 to 2017 in certain subsidiaries in Israel were calculated considering certain deductible costs such as: provision for waste removal, losses from exchange rate and interest expenses. Based on the Company’s experience, the Tax Authority could object to the Company's opinion of the eligibility to deduct all or part of those expenses.

Note 18 - Taxes on Income (cont'd)

E. Uncertain Tax Position (cont'd)

  As described above, the Law for Taxation of Profits from Natural Resources is a new law that entered into effect with respect to the bromine, phosphate and magnesium minerals in 2016, while regarding the potash mineral, in 2017. As at the date of the report, no regulations had yet been issued under the Law, no circulars had been published and no court decisions had been rendered regarding the Law. The manner of application of the Law, including preparation of the financial statements for the mineral, requires interpretations and assumptions regarding a number of significant matters which require Management’s judgment.

Based on the interpretation of the law, the Company’s position is that the carrying amount of the property, plant and equipment in the financial statements of the mineral, regarding which a yield was provided at the rate of 14%, will be presented in accordance with generally accepted accounting principles on the basis of fair value revaluation on the date the Law enters into effect. Measurement of the property, plant and equipment, for this purpose, in accordance with historical values, would have resulted in an increase in the tax expenses. The Company believes that the chance that its position will be accepted is higher than the chance it will be rejected. The Tax Authority could demand additional payments in future periods, even in very significant amounts, as a result of different interpretation of applying the Law, including other matters aside of the measurement of the property, plant and equipment. As at the date of the report, in the Company’s estimation, the provision in the financial statements represents the best estimate of the tax payment the Company will incur with reference to the Law.

  The Industrial Enterprises owned by some of the Company's Israeli subsidiaries have a common line of production or meet other relevant criteria and, therefore, they file, together with the Company, a consolidated tax return in accordance with the Law for the Encouragement of Industry. In the Company’s opinion, Dead sea Magnesium in accordance with the conditions stipulated in the Law, can be reported in the  consolidated tax return and therefore the Company  utilizes DSM’ current losses for tax purposes against the taxable income of the other companies. It should be noted that in the last tax assessment agreement, the Tax Authority accepted this Company position.
  In January 2018, the Appeals Court in Belgium accepted an appeal filed by a subsidiary of ICL regarding allowance of certain expenses for deduction in prior periods. As a result, the Company cancelled in its 2017 financial statements a provision, in the amount of about $28 million. The Belgium Tax Authorities can appeal against this resolution and based on the Company's knowledge, they have already appealed in similar cases (not against the Company). It should be noted that as of the reporting date, the Belgium Tax Authorities didn’t appeal to the court (see note 18D).

Note 18 - Taxes on Income (cont'd)

E. Uncertain Tax Position (cont'd)

  In June 2017, the Company received an assessment from the Israeli Tax Authority whereby the Company is required to pay tax in addition to the amount it already paid in respect of the 2012‑2014 tax years, in the amount of about $50 million. . The Company disputes the assessment and filed objection on it to the tax authorities (see note 18D). In addition, there is a dispute with the Israeli Tax authorities regarding tax assessment for the years 2010-2015 for one of our downstream production companies in Israel of which the Tax authorities raised several issues around the eligibility to deduct certain expenses as well as meeting the Encouragement Law Criteria.

F. Deferred income taxes

1. The composition of the deferred taxes and the changes therein, are as follows:

In respect of financial position
Depreciable property, plant and equipment	Inventories	Provisions for employee benefits	Other	In respect of carry forward tax losses	Total
$ millions

Balance as at January 1, 2016	(363)	46	106	(48)	107	(152)
Changes in 2016:
Amounts recorded in the statement of income	(33)	(11)	(11)	13	12	(30)
change in tax rate	59	-	(21)	-	(6)	32
Amounts recorded to a capital reserve	-	-	8	(5)	(1)	2
Translation differences	1	-	(6)	7	(5)	(3)
Additions in respect of business combinations	(2)	-	-	-	-	(2)

Balance as at December 31, 2016	(338)	35	76	(33)	107	(153)

Changes in 2017:
Amounts recorded in the statement of income	74	(17)	1	11	(36)	33
change in tax rate	13	-	-	-	-	13
Amounts recorded to a capital reserve	-	-	3	5	-	8
Translation differences	(6)	-	5	-	1	-
Transfer to the group assets held for sale	2	-	-	1	-	3

Balance as at December 31, 2017	(255)	18	85	(16)	72	(96)

Note 18 - Taxes on Income (cont'd)

F. Deferred income taxes (cont'd)

2. The currencies in which the deferred taxes are denominated:

As at December 31
2017	2016
$ millions	$ millions

Euro	33	30
British Pound	22	17
U.S Dollar	10	(25)
Israeli Shekels	(166)	(179)
Other	5	4

	(96)	(153)

G. Taxes on income included in the income statements

1.  Composition of income tax expenses

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Current taxes	208	68	159
Deferred taxes	(23)	(45)	(7)
Taxes in respect of prior years *	(27)	32	10
	158	55	162

(*) The balance, as at December 31, 2017, includes tax income of $25 million as a result of the resolution gave by the Appeals Court in Belgium of an appeal filed by the Company regarding allowance of deduction of certain expenses (see 18.D (3) above).

Note 18 - Taxes on Income (cont'd)

G. Taxes on income included in the income statements (cont'd)

2.  Theoretical tax

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates in Israel (see A(2) above) and the tax expense presented in the statements of income:

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Income (loss) before taxes on income, as reported in the statements of income	505	(117)	668
Statutory tax rate (in Israel)	24%	25%	26.5%
Theoretical tax expense (income) on this income (loss)	121	(29)	177
Add (less) – the tax effect of:
Tax benefits deriving from the Law for Encouragement of Capital Investments net of natural Resources Tax	(4)	(3)	(22)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries	23	(38)	(15)
Income taxes from intercompany dividend distribution	18	-	-
Deductible temporary differences for which deferred taxes assets were not recorded and non–deductible expenses	15	135	15
Taxes in respect of prior years	(27)	32	10
Impact of change in tax rates	(13)	(32)	-
Differences in measurement basis (mainly ILS vs USD)	18	1	-
Other differences	7	(11)	(3)
Taxes on income included in the income statements	158	55	162

H. Taxes on income relating to items recorded in equity

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Tax recorded in other comprehensive income
Actuarial gains from defined benefit plan	3	8	(15)
Change in fair value of financial assets available for sale	5	(5)	-
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	(5)	(1)	3

Total	3	2	(12)